Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	December 31,	December 31,
	2023	2022
Trade accounts payable - third parties	413,111	4,767,940
Other	27,303	146,464
Total trade and other payables	440,414	4,914,404